Financial Information as per operating segments (Details Textual) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
CCU Argentina S.A. [Member]
Disclosure of operating segments [line items]
Gain On Termination Of License	$ 208,842,443
Loss On Termination Of License	157,358,973
Interational Business Operating Segment [Member]
Disclosure of operating segments [line items]
Gain On Termination Of License	211,228,960
Loss On Termination Of License	$ 2,386,517